Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of September 30,
	2021	2020
Unvested restricted incentive shares and units	1,105,300	589,276
Share options	6,343,281	5,749,844
Total	7,448,581	6,339,120